Amount Due from/(to) Related Parties - Schedule of Amount Due from/(to) Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Amount Due from/(to) Related Parties [Line Items]
Purchases from Revenue	RM 99,878,872	$ 24,594,650	RM 63,519,904	RM 98,119,824
Expenses charged by related parties	15,856,961	3,904,694	11,734,782	6,596,538
Finance cost charged by related parties	5,303,948	1,306,069	1,916,006	1,183,241
Advances from Revenue			2,400,000
Total revenue from related parties	74,017,065	18,226,317	61,838,681	107,896,941
Solar Bina Engineering Sdn Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Purchases from Revenue			73,938	1,697,072
Expenses charged by related parties			2,356
Advances from Revenue			400,000
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Expenses charged by related parties			86,864	93,310
Finance cost charged by related parties	70,229	17,293	177,174	185,515
Advances from Revenue			2,000,000
Total revenue from related parties			138,170
RL Sunseap Energy Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	5,700,896	1,403,816	2,629,089	2,033,049
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Purchases from Revenue	386,972	95,290	2,667
Total revenue from related parties	20,794,940	5,120,645	3,053,327	1,040,060
RL Sigma Engineering Sdn. Bhd [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	2,940,468	724,075
SRM Utama Selambau Sdn. Bhd [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	10,608,151	2,612,201
Related Party [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Purchases from Revenue			2,667
Expenses charged by related parties	245,796	60,526	113,063	102,109
Finance cost charged by related parties			(26,583)	132,817
Total revenue from related parties	40,044,455	9,860,737	5,894,524	4,770,181
Mr. Lee Seng Chi [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Rental payment to Mr. Lee Seng Chi	RM 312,000	$ 76,828	RM 217,500	RM 126,000